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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. January 25 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____93______
Form 13F Information Table Value Total: $_1,284______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COL. 6 COLUMN 7         COLUMN 8
-------------------------------       --------   --------  --------   ------------------   ------ --------  ----------------------
                                      TITLE OF               VALUE                           -      OTHER
NAME OF ISSUER                         CLASS      CUSIP    (x$1000)                        INVSTM MANAGERS
                                                                                             T
                                                                                           DSCRET
                                                                                             N
                                                                     SHARES/     SH/P PUT/                     VOTING AUTHORITY
                                                                     PRIN.AMT    RN   CALL
                                                                                                               SOLE    SHARE NONE
                                                                                                                         D
ABBOTT LABORATORIES                     COM      002824100    19,513     350,000 SH        SOLE                350,000
AFFYMETRIX INC.                         COM      00826T108     7,928     210,000 SH        SOLE                210,000
AMBAC FINANCIAL GROUP, INC.             COM      023139108    32,945     569,400 SH        SOLE                569,400
AMERICAN HOME PRODUCTS CORP.            COM      026609107    18,408     300,000 SH        SOLE                300,000
AMERICAN INTL. GROUP INC.               COM      026874107    60,294     759,375 SH        SOLE                759,375
APPLERA CORP.                           COM      038020103     8,247     210,000 SH        SOLE                210,000
BJ WHOLESALE CLUB                       COM      05548J106    14,884     337,500 SH        SOLE                337,500
BJ WHOLESALE CLUB                       PUT      05548J956     1,543      35,000       PUT
BMC SOFTWARE INC.                       COM      055921100     5,075     310,000 SH        SOLE                310,000
BP PLC                                  ADRS     055622104    12,558     270,000 SH        SOLE                270,000
BANKNORTH GROUP, INC.                   COM      06646R107    10,674     474,000 SH        SOLE                474,000
BEA SYSTEMS INC.                        COM      073325102     5,702     370,000 SH        SOLE                370,000
BELLSOUTH CORP.                         COM      079860102    16,786     440,000 SH        SOLE                440,000
BLACK & DECKER CORP.                    COM      091797100    11,319     300,000 SH        SOLE                300,000
BLACK HILLS CORP.                       COM      092113109    18,781     555,000 SH        SOLE                555,000
BRINKER INTL INC.                       COM      109641100       744      25,000 SH        SOLE                 25,000
BRISTOL MYERS SQUIBB                    COM      110122108    14,280     280,000 SH        SOLE                280,000
BRISTOL MYERS SQUIBB                    PUT      110122958     1,020      20,000       PUT
CALIPER TECHNOLOGIES                    COM      130876105     3,512     225,000 SH        SOLE                225,000
CANADIAN NATIONAL RAILWAY.              COM      136375102     4,104      85,000 SH        SOLE                 85,000
CANADIAN NATIONAL RAILWAY 5.25% PFD    QUIDS     136375409    11,135     170,000 SH        SOLE                170,000
CINERGY CORP.                           COM      172474108    10,029     300,000 SH        SOLE                300,000
CISCO SYSTEMS, INC.                     COM      17275R102    33,232   1,835,000 SH        SOLE              1,835,000
CISCO SYTEMS, INC.                      CALL     17275R102       905      50,000      CALL
CITIGROUP INC.                          COM      172967101    20,244     401,023 SH        SOLE                401,023
COCA-COLA CO.                           COM      191216100     8,016     170,000 SH        SOLE                170,000
CORNING, INC.                           COM      219350105    10,436   1,170,000 SH        SOLE              1,170,000
DEAN FOODS CO.                          COM      242361103     8,777     128,700 SH          SOLE              128,700
DIAMONDCLUSTER INTER.                   COM      25278P106     6,517     497,500 SH          SOLE              497,500
DUKE ENERGY CORP                        COM      264399106    13,937     355,000 SH          SOLE              355,000
DUKE ENERGY 8.25% UNITS                 PFD      264399585    10,540     400,000 SH          SOLE              400,000
ELAN CORP. PLC                          ADRS     284131208     9,012     200,000 SH          SOLE              200,000
ENGELHARD CORP.                         COM      292845104    14,670     530,000 SH          SOLE              530,000
ENZON, INC.                             COM      293904108     5,628     100,000 SH          SOLE              100,000
ERICSSON (L.M.) TELEPHONE CO.           COM      294821400    10,440   2,000,000 SH          SOLE            2,000,000
EXXON MOBIL CORP.                       COM      30231G102    12,451     316,836 SH          SOLE              316,836
FEDERAL HOME LOAN MORTGAGE CORP.        COM      313400301    22,563     345,000 SH          SOLE              345,000
GENENTECH, INC.                         COM      368710406    18,987     350,000 SH          SOLE              350,000
GENERAL ELECTRIC CO.                    COM      369604103    64,128   1,600,000 SH          SOLE            1,600,000
GLAXOSMITHKLINE PLC                     COM      37733W105    12,473     250,360 SH          SOLE              250,360
GREENPOINT FINANCIAL CORP.              COM      395384100    15,551     435,000 SH          SOLE              435,000
HCA INC.                                COM      404119109    15,031     390,000 SH          SOLE              390,000
HERSHEY FOODS CORP                      COM      427866108    17,264     255,000 SH          SOLE              255,000
HUMAN GENOME SCIENCES                   COM      444903108     6,744     200,000 SH          SOLE              200,000
ITT INDUSTRIES                          COM      450911102    17,928     355,000 SH          SOLE              355,000
INTEL CORP.                             COM      458140100    21,700     690,000 SH          SOLE              690,000
INVESTORS FINANCIAL SERV. CORP.         COM      461915100    32,277     487,500 SH          SOLE              487,500
INVESTORS FINANCIAL SERV. CORP.         CALL     461915901     2,979      45,000      CALL
IVEX PACKAGING CORP.                    COM      465855104     9,880     520,000 SH          SOLE              520,000
JOHNSON & JOHNSON                       COM      478160104    21,276     360,000 SH          SOLE              360,000
KEYSPAN CORP.                           COM      49337W100    13,860     400,000 SH          SOLE              400,000
LILLY (ELI) & CO.                       COM      532457108    14,923     190,000 SH          SOLE              190,000
LUCENT TECHNOLOGIES INC.                COM      549463107     2,516     400,000 SH          SOLE              400,000
MELLON BANK CORP.                       COM      58551A108    15,800     420,000 SH          SOLE              420,000
MERCK & CO., INC.                       COM      589331107    14,700     250,000 SH          SOLE              250,000
MINNESOTA MINING & MFG                  COM      604059105    33,690     285,000 SH          SOLE              285,000
MIRANT CORP                             COM      604675108     6,408     400,000 SH          SOLE              400,000
MOTOROLA, INC.                          COM      620076109     7,444     495,622 SH          SOLE              495,622
NEXTEL COMMUNICATIONS, INC.             COM      65332V103    11,398   1,040,000 SH          SOLE            1,040,000
NEXTEX COMM. INC. 5.25% DUE 1/2010      DEBS     65332VAY9     6,050  10,000,000 SH          SOLE           10,000,000
NOKIA CORP. PFD                         ADRS     654902204    33,851   1,380,000 SH          SOLE            1,380,000
NORTHWESTERN CORP.                      COM      668074107    10,525     500,000 SH          SOLE              500,000
ORACLE CORP                             COM      68389X105    16,296   1,180,000 SH          SOLE            1,180,000
PEPSICO, INC.                           COM      713448108    16,311     335,000 SH          SOLE              335,000
PETROLEUM & RESOURCES CORP.             COM      716549100    44,897   1,913,761 SH          SOLE            1,913,761
PFIZER,INC.                             COM      717081103    11,955     300,000 SH          SOLE              300,000
PHARMACIA CORP.                         COM      71713U102    15,734     368,900 SH          SOLE              368,900
PHILADELPHIA SUBURBAN CORP              COM      718009608     3,720     165,000 SH          SOLE              165,000
PROCTER & GAMBLE CO.                    COM      742718109    13,452     170,000 SH          SOLE              170,000
PROVIDENT BANKSHARES CORP.              COM      743859100     8,141     335,021 SH          SOLE              335,021
QWEST COMM. INTL INC 5.75% DUE 2003    TRENDS    74912L105    15,737     538,000 SH          SOLE              538,000
RCN CORP                                COM      749361101       275      94,000 SH          SOLE               94,000
SBC COMMUNICATIONS INC.                 COM      78387G103    27,419     700,000 SH          SOLE              700,000
SAFEWAY, INC.                           COM      786514208     2,923      70,000 SH          SOLE               70,000
SAFEWAY, INC.                           PUT      786514958     1,044      25,000       PUT
SAPIENT CORP                            COM      803062108     8,878   1,150,000 SH          SOLE            1,150,000
SIEBEL SYSTEMS INC.                     COM      826170102     5,456     195,000 SH          SOLE              195,000
SOLECTRON CORP.                         COM      834182107    22,560   2,000,000 SH          SOLE            2,000,000
SUN MICROSYSTEMS INC.                   COM      866810104     6,355     515,000 SH          SOLE              515,000
SYMANTEC CORP 3.00% CONV SUB NOTES      PFD      871503AA6       609     500,000 SH          SOLE              500,000
SYMANTEC CORP.                          COM      871503108    10,281     155,000 SH          SOLE              155,000
SYMANTEC CORP                           CALL     871503908     1,658      25,000      CALL
TECO ENERGY, INC                        COM      872375100    17,056     650,000 SH          SOLE              650,000
TIFFANY & COMPANY                       COM      886547108    11,015     350,000 SH          SOLE              350,000
TIFFANY & COMPANY                       CALL     886547908       629      20,000      CALL
TIME WARNER TELECOM                     COM      887319101     7,156     404,500 SH          SOLE              404,500
UNITED PARCEL SERVICE                   COM      911312106    17,167     315,000 SH          SOLE              315,000
UNITED TECHNOLOGIES                     COM      913017109    25,852     400,000 SH          SOLE              400,000
VERTEX PHARMACEUTICALS INC.             COM      92532F100     6,099     248,016 SH          SOLE              248,016
VODAFONE AIRTOUCH PLC                   ADRS     92857W100    12,650     492,614 SH          SOLE              492,614
WACHOVIA CORP.                          COM      929903102    11,917     380,000 SH          SOLE              380,000
WELLS FARGO & CO.                       COM      949746101    23,898     550,000 SH          SOLE              550,000
WILMINGTON TRUST CORP.                  COM      971807102    13,295     210,000 SH          SOLE              210,000
                                                           1,284,667

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